Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE L - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2020 and 2019, and the results of its operations and its cash flows for the fiscal years ended June 30, 2020 and 2019.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2020 and 2019

(In thousands)

	2020	2019

ASSETS
Interest-bearing deposits in First Federal of Hazard	$1,282	$1,168
Interest-bearing deposits in First Federal of Kentucky	167	1,057
Other interest-bearing deposits	34	30
Investment in First Federal of Hazard	18,314	18,366
Investment in Frankfort First	31,257	44,740
Prepaid expenses and other assets	883	939

Total assets	$51,937	$66,300

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$26	$22
Total liabilities	26	22

Shareholders’ equity	51,911	66,278

Total liabilities and shareholders’ equity	$51,937	$66,300

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

Years ended June 30, 2020 and 2019

(Dollar amounts in thousands)

	2020	2019
Income
Interest income	$42	$54
Dividends from First Federal of Hazard	607	740
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(47)	(224)
Dividends from Frankfort First	576	2,499
Equity in undistributed (excess distributed) earnings of Frankfort First	(13,459)	(1,981)
Total income	(12,281)	1,815

Non-interest expenses	325	382

(Loss) earnings before income taxes	(12,606)	941

Federal income tax expense (benefit)	(59)	(106)

Net (loss) income	(12,547)	812
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $1 in 2020 and 2019, respectively	(2)	4
Comprehensive (loss) income	$(12,549)	$816

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2020 and 2019

(Dollar amounts in thousands)

	2020	2019
Cash flows from operating activities:
Net (loss) earnings for the year	$(12,547)	$812
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	13,509	2,205
Noncash compensation expense	112	1,588
Depreciation	12	11
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	68	(206)
Other liabilities	4	(10)
Net cash provided by operating activities	1,158	2,970

Cash flows from investing activities:
Additions to premises and equipment, net	--	--
Net cash used in investing activities	--	--

Cash flows from financing activities:
Treasury stock purchases	(542)	(904)
Dividends paid on common stock	(1,388)	(1,436)
Net cash used in financing activities	(1,930)	(2,340)

Net increase (decrease) in cash and cash equivalents	(772)	630

Cash and cash equivalents at beginning of year	2,255	1,625

Cash and cash equivalents at end of year	$1,483	$2,255